Leased Assets under Capital Leases (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Capital Leased Assets [Line Items]
Accumulated amortization	¥ (59,352)	¥ (36,287)
Leased assets under capital leases, Net	85,615	35,868
Machinery, equipment and others
Capital Leased Assets [Line Items]
Leased assets under capital leases	135,619	63,008
Film costs
Capital Leased Assets [Line Items]
Leased assets under capital leases	¥ 9,348	¥ 9,147